CASH (Details2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bank balances and cash	$ 237,060,422	$ 228,861,009	$ 246,600,917	$ 119,477,298
Restricted cash	114,803,746	145,413,726
Certificates of deposit	24,200,075	16,372,128
Cash and Cash Equivalents, at Carrying Value, Total	376,064,243	393,857,084
USD [Member]
Bank balances and cash	4,551,463	7,906,574
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	4,551,463
RMB (current) [Member]
Bank balances and cash	232,491,122	220,942,109
Restricted cash	114,803,746	145,413,726
Certificates of deposit	24,200,075	16,372,128
Cash and Cash Equivalents, at Carrying Value, Total	371,494,943
HKD [Member]
Bank balances and cash	17,837	12,326
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	17,837
Rmb (Noncurrent) [Member]
Bank balances and cash
Restricted cash
Certificates of deposit		$ 3,210,221